Total Operating Expenses - Summary of Total Operating Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Operating Expenses [Abstract]
Manufacturing costs	€ 13,567	€ 3,162	€ 5,878
IP and license costs	1,858	1,167	1,112
Personnel related R&D	6,673	3,285	2,997
Other research and development costs	12,027	10,810	6,194
Total research and development costs	34,125	18,424	16,181
Management and administration costs	13,697	4,258	768
Litigation costs	1,039	1,490	4,419
Other operating expenses	8,356	6,219	3,648
Total other expenses	9,395	7,709	8,067
Total operating expenses	€ 57,217	€ 30,391	€ 25,016